Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 10,456	$ 10,707	$ 11,960	$ 12,540	$ 12,512
Provision for credit losses, loans	14,005	2,687	1,744	2,528	3,770
Interest income on certain impaired loans	(153)	(147)	(166)	(186)	(205)
Loan charge-offs	(4,525)	(4,193)	(4,428)	(4,587)	(5,247)
Loan recoveries	1,236	1,431	1,684	1,659	1,727
Net loan charge-offs	(3,289)	(2,762)	(2,744)	(2,928)	(3,520)
Allowance related to business combinations/other	23	(29)	(87)	6	(17)
Allowance for credit losses, ending balance	19,713	10,456	10,707	11,960	12,540
Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	(1,337)	0	0	0	0
Allowance for credit losses, ending balance		(1,337)	0	0	0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8	0	0	0	0
Allowance for credit losses, ending balance		8	0	0	0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	9,127	10,707	11,960	12,540	12,512
Allowance for credit losses, ending balance		9,127	10,707	11,960	12,540
Total Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	6,245	6,417
Provision for credit losses, loans	9,770	518
Interest income on certain impaired loans	(61)	(46)
Loan charge-offs	(1,849)	(911)	(839)	(872)	(1,488)
Loan recoveries	259	259	410	426	428
Net loan charge-offs	(1,590)	(652)
Allowance related to business combinations/other	13	8
Allowance for credit losses, ending balance	11,516	6,245	6,417
Total Commercial [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	(2,861)	0
Allowance for credit losses, ending balance		(2,861)	0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	0
Allowance for credit losses, ending balance		0	0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	3,384	6,417
Allowance for credit losses, ending balance		3,384	6,417
Total Consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	4,211	4,290
Provision for credit losses, loans	4,235	2,169
Interest income on certain impaired loans	(92)	(101)
Loan charge-offs	(2,676)	(3,282)	(3,589)	(3,715)	(3,759)
Loan recoveries	977	1,172	1,274	$ 1,233	$ 1,299
Net loan charge-offs	(1,699)	(2,110)
Allowance related to business combinations/other	10	(37)
Allowance for credit losses, ending balance	8,197	4,211	4,290
Total Consumer [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	1,524	0
Allowance for credit losses, ending balance		1,524	0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8	0
Allowance for credit losses, ending balance		8	0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 5,743	4,290
Allowance for credit losses, ending balance		$ 5,743	$ 4,290